Summary of Collateral Covenants and Cross Default Provisions (Detail)	12 Months Ended
Dec. 31, 2012
Revolving Credit Facility
Debt Instrument [Line Items]
Collateral, Covenants and Cross Default Provisions	Secured by take-off and landing slots at Newark Liberty, LaGuardia and Washington Reagan and certain of their other assets. The facility requires the Company to maintain at least $3.0 billion of unrestricted liquidity at all times, which includes unrestricted cash, short-term investments and any undrawn amounts under any revolving credit facility and to maintain a minimum ratio of appraised value of collateral to the outstanding obligations under the Revolving Credit Facility of 1.67 to 1.0 at all times. The facility contains events of default customary for this type of financing, including a cross default and cross acceleration provision to certain other material indebtedness of the Company.
Amended Credit Facility
Debt Instrument [Line Items]
Collateral, Covenants and Cross Default Provisions	Secured by certain of the Company's international route authorities, international slots and related gate interests and associated rights. The international routes include the Pacific (including China and Hong Kong, but excluding Japan) and London Heathrow routes. The Amended Credit Facility contains covenants, that among other things, restrict the ability of the Company and the guarantors under the facility to sell assets, incur additional indebtedness, make investments, pay dividends on or repurchase stock, or merge with other companies. The Company must also maintain a specified minimum 1.5 to 1.0 ratio of EBITDAR to the sum of the following fixed charges for all applicable periods: (a) cash interest expense and (b) cash aircraft operating rental expense. The Amended Credit Facility also requires compliance with the following financial covenants: (i) a minimum unrestricted cash balance of $1.0 billion at all times, and (ii) a minimum collateral ratio. The facility contains events of default customary for this type of financing, including a cross default and cross acceleration provision to certain other material indebtedness of the Company and the guarantors under the facility.
PBGC Notes
Debt Instrument [Line Items]
Collateral, Covenants and Cross Default Provisions	The amended and restated indenture for these notes, which are unsecured, contains covenants that, among other things, restrict the ability of the Company and its subsidiaries to incur additional indebtedness and pay dividends on or repurchase stock. These covenants cease to be in effect when the indenture covering the Senior Notes is discharged. However, if the Company at that time or thereafter has a series of public debt securities with a principal amount of $300 million or more that has the benefit of covenants that are substantially similar to those contained in the indenture for the New PBGC Notes, then subject to certain conditions and upon written request of the PBGC to the Company, the Company will use commercially reasonable efforts to amend the indenture for the New PBGC Notes to include such covenants.
EETCs Secured by Spare Parts Inventory
Debt Instrument [Line Items]
Collateral, Covenants and Cross Default Provisions	The Company has a collateral maintenance agreement requiring it, among other things, to maintain a loan-to-collateral value ratio of not greater than 45% with respect to the senior series of equipment notes and a loan-to-collateral value ratio of not greater than 75% with respect to both series of notes combined. The Company must also maintain a certain level of rotable components within the spare parts collateral pool.
Senior Notes
Debt Instrument [Line Items]
Collateral, Covenants and Cross Default Provisions	Secured by certain of the Company's U.S.-Asia and U.S.-London Heathrow routes and related assets, all of the outstanding common stock and other assets of the guarantor subsidiaries and substantially all of the other assets of the guarantors, including route authorities and related assets. The indenture for the Senior Notes includes covenants that, among other things, restrict the Company's ability to sell assets, incur additional indebtedness, issue preferred stock, make investments or pay dividends. In addition, if the Company fails to maintain a collateral coverage ratio of 1.5 to 1.0, we must pay additional interest on notes at the rate of 2% per annum until the collateral coverage ratio equals at least 1.5 to 1.0. The indenture for the Senior Notes also includes events of default customary for similar financings and a cross default provision if the Company fails to make payment when due with respect to certain obligations regarding frequent flyer miles purchased by Chase under United's Co-Brand Agreement.